SCHEDULE OF PROVISIONAL PURCHASE PRICE ALLOCATION (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Jan. 03, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 11,118,187	$ 11,118,187
Rancho Costa Verde Development, LLC [Member]
Business Acquisition [Line Items]
Cash			$ 321,916
Accounts receivable			1,900,388
Other current assets			342,574
Fixed Assets			16,213,967
Accounts payable and accrued expenses			(652,329)
Mortgage loans			(6,576,566)
Related party notes			(16,545)
Deferred revenue			(9,276,620)
Net Assets Acquired			2,256,785
Goodwill			11,118,187
Total consideration			13,374,972
Total consideration			$ 13,374,972